General information and significant accounting policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 shareholder segment subsidiary	Sep. 30, 2020 segment item
General information and significant accounting policies
Number of subsidiaries | subsidiary	2
Number of existing venture capital investors	3	3
Number of operating segment | segment	1	1